Shareholder Fees - FidelitySeriesLargeCapGrowthIndexFund-PRO	Jun. 29, 2024 USD ($)
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none